CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 25,662	$ 35,869
Restricted cash	32	1,727
Accounts receivable, net of provision for doubtful accounts of $2,228 and $5,937 as of December 31, 2013 and 2014, respectively	24,516	24,996
Amounts due from related parties, net of provision for doubtful accounts of $2,156 and $1,871 as of December 31, 2013 and 2014, respectively	101,686	25,820
Inventories	13,719	13,812
Prepayments and other current assets, net of provision for doubtful accounts of $429 and $537 as of December 31, 2013 and 2014, respectively	7,409	7,517
Deferred tax assets	1,014
Total current assets	174,038	109,741
Long-term investment	603
Investment in an equity investee		4,794
Property, equipment and software, net	54,140	26,124
Land use rights, net	15,289	15,518
Deferred tax assets	703
Other long-term assets	1,594	2,055
Total assets	246,367	158,232
Current liabilities:
Accounts payable	42,881	21,839
Amounts due to related parties	6,612	7,040
Taxes payable	18,295	6,991
Advances from customers	13,719	1,447
Accrued expenses and other current liabilities	20,498	6,632
Deferred government grant	20,533	8,057
Short-term bank loan	3,922
Deferred income from equity investee	6,184
Total current liabilities	132,644	52,006
Deferred government grant, non-current	1,505	1,511
Deferred tax liabilities	5	14
Product warranty	3,185	1,065
Long-term bank loan	9,152	13,121
Other long-term liabilities	9,805	8,201
Total liabilities	156,296	75,918
Commitments and contingencies
Equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013 and 155,788,653 shares issued and 103,161,018 shares outstanding as of December 31, 2014	14	15
Additional paid-in capital	154,437	158,384
Treasury stock at cost, 41,872,088 shares as of December 31, 2013 and 34,095,849 shares as of December 31, 2014	(12,855)	(15,961)
Accumulated other comprehensive income	10,189	11,387
Accumulated deficit	(88,256)	(91,667)
Statutory reserve	4,068	2,782
Total shareholders' equity attributable to Vimicro International Corporation	67,597	64,940
Noncontrolling interests	22,474	17,374
Total equity	90,071	82,314
Total liabilities and equity	$ 246,367	$ 158,232